Events After the Reporting Period - Additional Information (Details) - Supply Of COVID-19 Vaccine - Pfizer Inc.	Feb. 17, 2021 Dose State	Feb. 12, 2021 Dose
Disclosure Of Events After Reporting Period [Line Items]
Number of European Union member states. | State	27
U.S. Government
Disclosure Of Events After Reporting Period [Line Items]
Number of additional doses of COVID-19 vaccine to be supplied		100,000,000
Total number of doses of COVID-19 vaccine to be supplied		300,000,000
European Union Member States
Disclosure Of Events After Reporting Period [Line Items]
Number of additional doses of COVID-19 vaccine to be supplied	200,000,000
Option to request supply of number of additional doses of COVID-19 vaccine	100,000,000